Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	MER TELEMANAGEMENT SOLUTIONS LTD
Entity Central Index Key	0001025561
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	4,424,991
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false